QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ 2,652	€ 5,986	€ (15,346)
Group's gross debt that bears floating rates of interest (percent)	39.00%
Receivables from financing activities	€ 966,448	878,496
Allowance for doubtful accounts	27,171	24,346
Trade receivables	231,439	211,399
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	59,448	53,800
Trade receivables	€ 46,778	36,772
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 74,700	106,400
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	(0.10%)
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 205	€ 251
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	53.00%	49.00%
U.S. Dollar
Disclosure of credit risk exposure [line items]
Trade receivables	€ 75,138	€ 68,410
U.S. Dollar | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	53.00%	57.00%
Japanese Yen
Disclosure of credit risk exposure [line items]
Trade receivables	€ 11,018	€ 1,571
Japanese Yen | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	10.00%	10.00%
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ (24,237)	€ (13,293)	(18,059)
Loans to consumers
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	€ 7,480	6,457	€ 6,948
Bottom of range | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Average risk exposure hedged (percent)	90.00%
Borrowings from banks | Bank loan
Disclosure of credit risk exposure [line items]
Capacity under borrowing facility	€ 350,000	€ 500,000